Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
21.	SHARE BASED COMPENSATION

2018 Share Incentive Plan

In January 2018, the Group adopted the 2018 Share Incentive Plan which allows the Group to offer incentive awards to employees, directors and consultants (the “Participants”). Under the 2018 Share Incentive Plan, the Group may issue incentive awards to the Participants to purchase not more than 9,000,000 Class A ordinary shares. The incentive awards granted under the Share Incentive Plans typically have a maximum life of six years and vest in typical ways as vest ratably over the following four years starting after the first/second/third anniversary of the stated vesting commencement date.

For options granted during the year ended December 31, 2022, the weighted-average grant date fair value for options granted was USD 1.34, computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. During the years ended December 31, 2023 and 2024, no options were granted.

Share-based compensation expenses were immaterial for the years ended December 31, 2022, 2023 and 2024.

The fair value of share options was estimated using the following significant assumptions:

Granted in 2022
Risk-free interest rate	1.35%
Volatility	39%
Dividend yield	2.5%
Expected life	6 years

The aggregate grant date fair value of the outstanding options was determined to be RMB35,706,209, RMB36,103,497 and RMB 37,117,460 (USD 5,085,071) as of December 31, 2022, 2023 and 2024, respectively. The total fair value of share options vested during the years ended December 31, 2022, 2023 and 2024 were RMB8,998,734, RMB9,145,095 and RMB24,633 (USD3,375).

Total unrecognized compensation expense related to unvested options was insignificant as of December 31, 2024.

The following table summarized the Group’s share option under the option plans:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		USD	Years	USD

Share options outstanding at December 31, 2023	925,000	12.25	0.18	—
Vested and expected to vest at December 31, 2023	925,000	12.25	0.18	—
Exercisable as of December 31, 2023	914,250	12.22	0.18	—
Share options outstanding, vested and exercisable at December 31, 2024	80,000	12.25	0.37	—